Related Party Transactions - Information About Remuneration retired Members of Supervisory Board (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) Meeting	Dec. 31, 2017 EUR (€) Meeting	Dec. 31, 2016 EUR (€) Meeting
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	€ 809,375	€ 932,375	€ 935,875
VAT liable on Supervisory Board remuneration	169,969	195,799	196,534
Total	979,344	1,128,174	1,132,409
Robert J. Routs (up to May 18, 2018) [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	47,625	134,000	140,000
Dirk P.M. Verbeek (up to May 18, 2018) [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	28,750	100,000	111,000
Irving W. Bailey, II (up to May 20, 2016) [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board			53,625
Shemaya Levy (up to May 19, 2017) [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board		40,375	95,250
Active [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	733,000	658,000	536,000
Active [member] | William L. Connelly [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	119,000	60,125
Active [member] | Robert W Dineen [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	100,500	104,000	115,000
Active [member] | Mark A. Ellman [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	103,000	70,125
Active [member] | Ben J. Noteboom [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	86,000	101,500	109,000
Active [member] | Ben Van Der Veer [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	101,000	106,000	109,000
Active [member] | Corien M Wortmann Kool [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	103,000	100,750	90,000
Active [member] | Dona D Young [member]
Disclosure of key management personnel compensation [line items]
Remuneration of active and retired members of the supervisory board	120,500	€ 115,500	€ 113,000
Extra Board meetings [member]
Disclosure of key management personnel compensation [line items]
Attendance fee	€ 3,000
Regular Supervisory Board meetings [member]
Disclosure of key management personnel compensation [line items]
Number of board meeting | Meeting	7	7	8
Attendance fee	€ 0	€ 0	€ 0